Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$927,253.22

Principal:
Principal Collections	$9,200,444.34
Prepayments in Full	$4,755,432.10
Liquidation Proceeds	$189,037.11
Recoveries	$41,231.00
Sub Total	$14,186,144.55
Collections	$15,113,397.77

Purchase Amounts:
Purchase Amounts Related to Principal	$331,046.12
Purchase Amounts Related to Interest	$1,746.98
Sub Total	$332,793.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,446,190.87

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$15,446,190.87
Servicing Fee	$193,146.57	$193,146.57	$0.00	$0.00	$15,253,044.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,253,044.30
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,253,044.30
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,253,044.30
Interest - Class A-4 Notes	$186,750.77	$186,750.77	$0.00	$0.00	$15,066,293.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,066,293.53
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$14,999,970.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,999,970.86
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$14,951,304.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,951,304.36
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$14,891,678.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,891,678.61
Regular Principal Payment	$13,445,156.68	$13,445,156.68	$0.00	$0.00	$1,446,521.93
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,446,521.93
Residuel Released to Depositor	$0.00	$1,446,521.93	$0.00	$0.00	$0.00
Total		$15,446,190.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,445,156.68
Total					$13,445,156.68
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,445,156.68	$70.03	$186,750.77	$0.97	$13,631,907.45	$71.00
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$13,445,156.68	$11.82	$361,365.69	$0.32	$13,806,522.37	$12.14

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$135,818,744.94	0.7074261	$122,373,588.26	0.6373956
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$213,838,744.94	0.1880546	$200,393,588.26	0.1762306

Pool Information
Weighted Average APR	4.565%	4.568%
Weighted Average Remaining Term	27.21	26.36
Number of Receivables Outstanding	20,770	20,180
Pool Balance	$231,775,883.05	$217,034,193.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$213,838,744.94	$200,393,588.26
Pool Factor	0.1901248	0.1780323

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$16,640,605.23
Targeted Overcollateralization Amount	$16,640,605.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,640,605.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	37

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		80	$265,729.89
(Recoveries)		113	$41,231.00
Net Losses for Current Collection Period			$224,498.89
Cumulative Net Losses Last Collection Period			$7,694,667.28
Cumulative Net Losses for all Collection Periods			$7,919,166.17

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.16%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.95%	476	$6,403,232.85
61-90 Days Delinquent	0.42%	60	$915,839.60
91-120 Days Delinquent	0.08%	15	$177,446.16
Over 120 Days Delinquent	0.57%	75	$1,240,975.08
Total Delinquent Receivables	4.03%	626	$8,737,493.69

Repossession Inventory:
Repossessed in the Current Collection Period		21	$289,207.12
Total Repossessed Inventory		24	$404,954.70

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3877%
Preceding Collection Period			0.2466%
Current Collection Period			1.2005%
Three Month Average			0.6116%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6204%
Preceding Collection Period			0.6933%
Current Collection Period			0.7433%
Three Month Average			0.6857%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer